Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of Combination / Basis of Presentation
Throughout the periods covered by the Combined Financial Statements, N-able operated as a part of SolarWinds. Consequently, stand-alone financial statements have not historically been prepared for N-able. The accompanying Combined Financial Statements have been prepared using the legal entity approach from SolarWinds’ historical consolidated financial statements and accounting records and are presented on a stand-alone basis as if the Business’ operations had been conducted independently from SolarWinds. The Combined Financial Statements include the historical results of operations, financial position and cash flows of N-able in accordance with accounting principles generally accepted (“GAAP”) in the United States of America (“U.S.”), collectively (“U.S. GAAP”). The operations comprising N-able are in various legal entities, owned 100% by the Parent, in which N-able has no direct ownership relationship. Accordingly, SolarWinds’ net investment in these operations is shown in lieu of stockholder’s equity in the Combined Financial Statements.
N-able comprises certain stand-alone legal entities for which discrete financial information is available. As SolarWinds records transactions at the legal entity level, for the shared entities for which discrete financial information was not available, allocation methodologies were applied to certain accounts to allocate amounts to N‑able as discussed further below.
The Combined Statements of Operations include all revenues and costs directly attributable to N-able as well as an allocation of expenses related to facilities, functions and services provided by our Parent. These corporate expenses have been allocated to the Business based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount. See Note 10, “Relationship with Parent and Related Entities,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion. The allocated costs are deemed to be settled by N-able to the Parent in the period in which the expense was recorded in the Combined Statements of Operations. The Combined Statements of Cash Flows present these corporate expenses as cash flows from operating activities, as these costs were incurred by our Parent. Current and deferred income taxes and related tax expense have been determined based on the stand-alone results of the Business by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”), to N-able’s operations in each country as if it were a separate taxpayer (i.e. following the Separate Return Methodology).
The Combined Financial Statements include all assets and liabilities that reside in N-able legal entities. Assets and liabilities in shared entities were included in the stand-alone financial statements to the extent the asset is primarily used by N-able. If N-able is not the primary user of the asset, it was excluded entirely from the Combined Financial Statements. The Parent uses a legal entity approach to cash management and financing its operations. Accordingly, cash and cash equivalents, related party debt and related interest expense have been attributed to N‑able in the Combined Financial Statements only to the extent such items have been historically legally entitled within N-able legal entities. Any such items which exist in other entities, whether shared or otherwise, are outside of the control of the N-able business and have been excluded from the Combined Financial Statements.
Our Parent maintains various stock-based compensation plans at a corporate level. N-able employees participate in those programs and a portion of the compensation cost associated with those plans is included in N-able’s Combined Statements of Operations. However, the stock-based compensation expense has been included within Parent company net investment. The amounts presented in the Combined Financial Statements are not necessarily indicative of future awards and may not reflect the results that N-able would have experienced as a stand-alone entity. See Note 10, “Relationship with Parent and Related Entities,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion.
Our Parent’s third party debt and the related interest have not been allocated to us for any of the periods presented because our Parent’s borrowings are primarily for corporate cash purposes and are not directly attributable to the Business. In addition, none of the N-able legal entities guarantee the debt nor are they jointly and severally liable for Parent's debt.
Any transactions which have been included in the Combined Financial Statements from legal entities which are not exclusively operating as N-able legal entities are considered to be effectively settled in the Combined Financial Statements at the time the transaction is recorded between the Parent and the N-able business. The total net effect of the settlement of these intercompany transactions is reflected in the Combined Statements of Cash Flows as a financing activity and in the Combined Balance Sheets as Parent company net investment. See Note 3, “Summary of Significant Accounting Policies,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional discussion. Other transactions between N-able legal entities and other Parent legal entities, to the extent such transactions have not been settled in cash as of the period-end date, are reflected in the Combined Balance Sheets as due to affiliates, and due from affiliates which is included within accounts receivable.
All of the allocations and estimates in the Combined Financial Statements are based on assumptions that management believes are reasonable. However, the Combined Financial Statements included herein may not be indicative of the financial position, results of operations and cash flows of N-able in the future or if the Business had been a separate, stand-alone publicly traded entity during the periods presented.
The Combined Financial Statements are presented on a stand-alone basis and include the financial position, statements of operations and cash flows of N-able. All significant intercompany accounts and transactions within N‑able have been eliminated in the accompanying Combined Financial Statements. All intercompany balance receivables and payables between our Parent and N-able are reflected in the Combined Balance Sheets as due from affiliates which is within accounts receivable, and due to affiliates, respectively. All other intercompany activity identified for inclusion within the Combined Financial Statements, either through specific identification or allocation to the N-able business, is deemed to have been paid to our Parent in the period the cost was incurred.
We prepared our interim Combined Financial Statements in conformity with United States of America generally accepted accounting principles ("GAAP") and the reporting regulations of the Securities and Exchange Commission ("SEC"). They do not include all of the information and footnotes required by GAAP for complete financial statements. The accompanying Combined Financial Statements include the accounts of N-able, Inc. and the accounts of its wholly owned subsidiaries. We have eliminated all intercompany balances and transactions.
The Combined Financial Statements at June 30, 2021 and for the three and six months ended June 30, 2021 and 2020 are unaudited, but in our opinion include all normal recurring adjustments necessary for a fair statement of the results for the interim periods presented. The Combined Balance Sheet at December 31, 2020 was derived from our audited financial statements. The results reported in these Combined Financial Statements should not necessarily be taken as indicative of results that may be expected for the entire year. The financial information included herein should be read in conjunction with the financial statements and notes in our registration statement on Form 10 (File No. 001-40297), initially filed with the Securities and Exchange Commission (“SEC”) on March 29, 2021, as amended by Amendment No. 1 filed on April 6, 2021, Amendment No. 2 filed on April 14, 2021, Amendment No. 3 filed on May 27, 2021, and Amendment No. 4 filed on June 15, 2021 (the "Form 10"). The Form 10 includes a preliminary information statement that describes the Distribution and provides information regarding our business and management. The Registration Statement was declared effective by the SEC at 3:00 p.m. Central Time on June 25, 2021. The final information statement was furnished as exhibit 99.3 to the Form 8-K we filed with the SEC on July 12, 2021 (the "Information Statement").
The Combined Statements of Operations include all revenues and costs directly attributable to N-able as well as an allocation of expenses related to facilities, functions and services provided by SolarWinds. These corporate expenses have been allocated to us based on direct usage or benefit, where identifiable, with the remainder allocated based on headcount. See Note 4, “Relationship with Parent and Related Entities,” in the Notes to the interim Combined Financial Statements included in this prospectus for further details. The allocated costs are deemed to be settled by N-able to SolarWinds in the period in which the expense was recorded in the Combined Statements of Operations. The Combined Statements of Cash Flows present these corporate expenses as cash flows from operating activities, as these costs were incurred by SolarWinds. Current and deferred income taxes and related tax expense have been determined based on the stand-alone results of N-able by applying Accounting Standards Codification No. 740, Income Taxes (“ASC 740”), to N-able’s operations in each country as if it were a separate taxpayer (i.e. following the Separate Return Methodology).
The Combined Financial Statements include all assets and liabilities that reside in N-able legal entities. Assets and liabilities in shared entities were included in the stand-alone financial statements to the extent the asset or liability is primarily used by N-able. If N-able is not the primary user of the asset or liability, it was excluded entirely from the Combined Financial Statements. SolarWinds uses a legal entity approach to cash management and financing its operations. Accordingly, cash and cash equivalents, related party debt and related interest expense have been attributed to N‑able in the Combined Financial Statements only to the extent such items have been historically legally entitled within N-able legal entities. Any such items which exist in other entities, whether shared or otherwise, are outside of the control of the N-able business and have been excluded from the Combined Financial Statements.
SolarWinds maintains various stock-based compensation plans at a corporate level. N-able employees participated in those programs and a portion of the compensation cost associated with those plans is included in N-able’s Combined Statements of Operations. However, the stock-based compensation expense has been included within Parent company net investment. The amounts presented in the Combined Financial Statements are not necessarily indicative of future awards and may not reflect the results that N-able would have experienced as a stand-alone entity. See Note 4, “Relationship with Parent and Related Entities,” in the Notes to the interim Combined Financial Statements included in this prospectus for further details.
SolarWinds' third party debt and the related interest have not been allocated to us for any of the periods presented because SolarWinds' borrowings are primarily for corporate cash purposes and are not directly attributable to N-able. In addition, none of the N-able legal entities guarantee the debt nor are they jointly and severally liable for SolarWinds' debt.
Any transactions which have been included in the Combined Financial Statements from legal entities which are not exclusively operating as N-able legal entities are considered to be effectively settled in the Combined Financial Statements at the time the transaction is recorded between SolarWinds and the N-able business. The total net effect of the settlement of these intercompany transactions is reflected in the Combined Statements of Cash Flows as a financing activity and in the Combined Balance Sheets as Parent company net investment. Other transactions between N-able legal entities and other SolarWinds legal entities, to the extent such transactions have not been settled in cash as of the period-end date, are reflected in the Combined Balance Sheets as due to affiliates, and due from affiliates which is included within accounts receivable.
All of the allocations and estimates in the Combined Financial Statements are based on assumptions that management believes are reasonable. However, the Combined Financial Statements included herein may not be indicative of the financial position, results of operations and cash flows of N-able in the future or if N-able had been a separate, stand-alone publicly traded entity during the periods presented. Actual costs that may have been incurred if we had been a standalone company would depend on a number of factors, including the organizational structure, whether functions were outsourced or performed by employees, and strategic decisions made in areas such as information technology and infrastructure. Going forward, we may perform these functions using our own resources or outsourced services. For a period following the Separation, however, some of these functions will continue to be provided by SolarWinds under a Transition Services Agreement. Additionally, we will provide some services to SolarWinds under such Transition Services Agreement.
Segment Information	Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the company’s chief operating decision‑maker in deciding how to allocate resources and in assessing performance. N-able currently operates in one reportable business segment.
Use of Estimates	The preparation of Combined Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. The impact from the rapidly changing market and economic conditions due to the coronavirus disease 2019, or COVID-19, pandemic on our business, results of operations and financial condition is uncertain. We have made estimates of the impact of the COVID-19 pandemic within our financial statements as of and for the three months ended March 31, 2021 which did not result in material adjustments. The estimates assessed included, but were not limited to, allowances for credit losses, the carrying values of goodwill and intangible assets and other long-lived assets, valuation allowances for tax assets and revenue recognition and may change in future periods. The actual results that we experience may differ materially from our estimates. The accounting estimates that require our most significant, difficult and subjective judgments include:
•the valuation of goodwill, intangibles, long-lived assets and contingent consideration;
•revenue recognition;
•income taxes; and
•management’s assessment of allocations.
The preparation of Combined Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. The impact from the rapidly changing market and economic conditions due to the coronavirus disease 2019 ("COVID-19") pandemic on our business, results of operations and financial condition is uncertain. We have made estimates of the impact of the COVID-19 pandemic within our financial statements as of and for the three and six months ended June 30, 2021 which did not result in material adjustments. The estimates assessed included, but were not limited to, allowances for credit losses, the carrying values of goodwill and intangible assets and other long-lived assets, valuation allowances for tax assets and revenue recognition and may change in future periods. The actual results that we experience may differ materially from our estimates. The accounting estimates that require our most significant, difficult and subjective judgments include:
•the valuation of goodwill, intangibles, long-lived assets and contingent consideration;
•revenue recognition;
•income taxes; and
•management’s assessment of allocations.

Foreign Currency Translation	The functional currency of our foreign subsidiaries is determined in accordance with authoritative guidance issued by the Financial Accounting Standards Board ("FASB"). We translate assets and liabilities for these subsidiaries at exchange rates in effect at the balance sheet date. We translate income and expense accounts for these subsidiaries at the average monthly exchange rates for the periods. We record resulting translation adjustments as a component of accumulated other comprehensive income (loss) within total Parent company net investment. We record gains and losses from currency transactions denominated in currencies other than the functional currency as other income (expense), net in our Combined Statements of Operations. Local currency transactions of international subsidiaries that have the U.S. dollar as the functional currency are remeasured into U.S. dollars using current rates of exchange for monetary assets and liabilities and historical rates of exchange for non-monetary assets and liabilities.
Cash and Cash Equivalents	All cash and cash equivalents included in the Combined Financial Statements are legally owned by N-able legal entities and are not subject to a pooling arrangement with the Parent. We consider highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Parent Company Net Investment
N-able's equity on the Combined Balance Sheets represents our Parent’s historical net investment in the Business, and is presented as "Parent company net investment" in lieu of stockholders' equity. The Combined Statements of Changes in Parent Company Net Investment include corporate allocations, net cash transfers and other property transfers between our Parent and the Business, as well as short term due to affiliates, short term due from affiliates and long term due to affiliates between N-able and other SolarWinds affiliates that were settled on a current basis.
All transactions reflected in Parent company net investment in the accompanying Combined Balance Sheets have been considered cash receipts and payments for purposes of the Combined Statements of Cash Flows and are reflected as financing activities in the accompanying Combined Statements of Cash Flows.

Acquisitions	The purchase price of our acquired businesses is allocated to the assets acquired and the liabilities assumed based on their estimated fair values, with the excess recorded as goodwill in the reporting unit expected to benefit from the business combination. If applicable, we estimate the fair value of contingent consideration payments in determining the purchase price. During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the fair value of the tangible and intangible assets acquired and liabilities assumed, including the deferred tax asset valuation allowances and acquired income tax uncertainties, with the corresponding offset to goodwill. We include the operating results of acquisitions in our Combined Financial Statements from the acquisition date. Acquisition related costs are expensed separately from the acquisition as incurred and are primarily included in general and administrative expenses in our Combined Statements of Operations.The fair value of identifiable intangible assets is based on significant judgments made by management. We typically engage third party valuation appraisal firms to assist us in determining the fair values and useful lives of the assets acquired. The valuation estimates and assumptions are based on historical experience and information obtained by management, and include, but are not limited to, future expected cash flows earned from the product technology and discount rates applied in determining the present value of those cash flows. Unanticipated events and circumstances may occur that could affect the accuracy or validity of such assumptions, estimates or actual results. Acquired identifiable intangible assets are amortized on the straight-line method over their estimated economic lives, which are generally two to seven years for trademarks, customer relationships and developed product technologies. We include amortization of acquired developed product technologies in cost of revenue and amortization of other acquired intangible assets in operating expenses in our Combined Statements of Operations.
Goodwill
Goodwill attributed to N-able’s Combined Balance Sheets represents the historical goodwill balances in the N‑able legal entities. Goodwill represents the amount of the purchase price in excess of the estimated fair value of net assets of businesses acquired in a business combination. Our goodwill balance is primarily attributed to the take private transaction of SolarWinds and the acquisition of LOGICnow in 2016. The N-able legal entities were managed as a reporting unit of the Parent. We test goodwill at least annually during the fourth quarter or sooner when circumstances indicate an impairment may exist. An impairment of goodwill is recognized when the carrying amount of a reporting unit exceeds its fair value. For purposes of the annual impairment test, we first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, a “Step 0” analysis. If, based on a review of qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying value we perform “Step 1” of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. If the carrying value exceeds the fair value, an impairment loss is recognized for the amount by which the reporting unit's carrying value exceeds its fair value, not to exceed the carrying value of goodwill in that reporting unit.
In October 2020, we performed a qualitative, “Step 0,” assessment for our reporting unit. For “Step 0,” we assessed several events and circumstances that could affect the significant inputs used to determine the fair value of the reporting unit, including the significance of the amount of excess fair value over carrying value, consistency of operating margins and cash flows, budgeted-to-actual performance from prior year, overall change in economic climate, changes in the industry and competitive environment, key management turnover, and earnings quality and sustainability. As of October 1, 2020, there were no unanticipated changes or negative indicators in the above qualitative factors that would impact the fair value of the Business as of the annual impairment date. As such, we determined there were no indicators of impairment and that it is more likely than not that the fair value of a reporting unit is greater than its carrying value and therefore performing the next step of impairment test was unnecessary.
In December 2020, subsequent to our annual goodwill impairment analysis, SolarWinds became aware that it was the target of a cybersecurity attack that involved the insertion of a vulnerability within its Orion Software Platform, which, if present and activated in a customer’s IT environment, could potentially allow an attacker to compromise the server on which the Orion Software Platform was installed. The Orion Software Platform is a set of products within SolarWinds’ Core IT Management business. Based on our investigation to date, we have not located the malicious code in any of our N-able solutions. We considered the impact of the Cyber Incident on our evaluation of goodwill impairment indicators made during our October 1, 2020 annual test. As part of the analysis, we considered the decline in the stock price of SolarWinds subsequent to the Cyber Incident, possible impacts to new subscription sales and retention rates and potential impacts of the reputational harm on the MSP business as a result of the Cyber Incident and determined it appropriate to perform a quantitative, "Step 1," assessment as of December 31, 2020. We also engaged a third-party valuation specialist to assist in the performance of the impairment analysis of our reporting unit.
For the Step 1 goodwill impairment analysis, we utilized a combination of both an income and market approach to evaluate our reporting unit. The income approach is based on the present value of projected cash flows and a terminal value. The discounted cash flow models reflect our assumptions regarding revenue growth rates, economic and market trends and other expectations about the anticipated operating results of our reporting unit. The market approach develops an indication of fair value by calculating average market pricing multiples of revenues and EBITDA for selected peer publicly-traded companies. As a result of the impairment analysis, our reporting unit was determined to have a fair value that significantly exceeded its carrying values and therefore no impairment was recognized.
Fair value determination of our reporting unit requires considerable judgment and is sensitive to changes in underlying assumptions and factors. As a result, there can be no assurance that the estimates and assumptions made for purposes of the quantitative goodwill impairment test will prove to be an accurate prediction of future results. If an event occurs that would cause us to revise our estimates and assumptions used in analyzing the value of our goodwill, the revision could result in a non-cash impairment charge that could have a material impact on our financial results.
Long-lived Assets	We evaluate the recoverability of our long-lived assets, including finite-lived intangible assets and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Our finite-lived intangible assets are primarily related to assets acquired at the take private transaction of SolarWinds and the acquisition of LOGICnow in 2016. Events or changes in circumstances that could result in an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for our overall business, and significant negative industry or economic trends. In the event that the net book value of our long-lived assets exceeds the future undiscounted net cash flows attributable to such assets, an impairment charge would be required. Impairment, if any, is recognized in the period of identification to the extent the carrying amount of an asset or asset group exceeds the fair value of such asset or asset group.
Long-lived Assets	We evaluate the recoverability of our long-lived assets, including finite-lived intangible assets and other assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Our finite-lived intangible assets are primarily related to assets acquired at the take private transaction of SolarWinds and the acquisition of LOGICnow in 2016. Events or changes in circumstances that could result in an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for our overall business, and significant negative industry or economic trends. In the event that the net book value of our long-lived assets exceeds the future undiscounted net cash flows attributable to such assets, an impairment charge would be required. Impairment, if any, is recognized in the period of identification to the extent the carrying amount of an asset or asset group exceeds the fair value of such asset or asset group.
Fair Value Measurements
We apply the authoritative guidance on fair value measurements for financial assets and liabilities that are measured at fair value on a recurring basis and non-financial assets and liabilities, such as goodwill, intangible assets and property, plant and equipment that are measured at fair value on a non-recurring basis.
The guidance establishes a three-tiered fair value hierarchy that prioritizes inputs to valuation techniques used in fair value calculations. The three levels of inputs are defined as follows:
Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets accessible by us.
Level 2: Inputs that are observable in the marketplace other than those inputs classified as Level 1.
Level 3: Inputs that are unobservable in the marketplace and significant to the valuation.
The carrying amounts reported in our Combined Balance Sheets for cash, accounts receivable, accounts payable and other accrued expenses approximate fair value due to relatively short periods to maturity. Our related party debt with SolarWinds Holdings, Inc. is not carried at fair value. See Note 10, “Relationship with Parent and Related
Entities,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional information regarding our related party debt.
We apply the authoritative guidance on fair value measurements for financial assets and liabilities that are measured at fair value on a recurring basis and non-financial assets and liabilities, such as goodwill, intangible assets and property, plant and equipment that are measured at fair value on a non-recurring basis.
The guidance establishes a three-tiered fair value hierarchy that prioritizes inputs to valuation techniques used in fair value calculations. The three levels of inputs are defined as follows:
Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets accessible by us.
Level 2: Inputs that are observable in the marketplace other than those inputs classified as Level 1.
Level 3: Inputs that are unobservable in the marketplace and significant to the valuation.
The carrying amounts reported in our Combined Balance Sheets for cash, accounts receivable, accounts payable and other accrued expenses approximate fair value due to relatively short periods to maturity. Our related party debt with SolarWinds Holdings, Inc. is not carried at fair value. See Note 4, “Relationship with Parent and Related
Entities,” in the Notes to the interim Combined Financial Statements included in this prospectus for further details regarding our related party debt.
Accounts Receivable	Accounts receivable represent trade receivables from customers when we have sold subscriptions for software-as-a-service ("SaaS") offerings as well as subscription-based term licenses and from the sale of maintenance services associated with our perpetual license products and have not yet received payment. We present accounts receivable net of an allowance for doubtful accounts. We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. In doing so, we consider the current financial condition of the customer, the specific details of the customer account, the age of the outstanding balance and the current economic environment. Any change in the assumptions used in analyzing a specific account receivable might result in an additional allowance for doubtful accounts being recognized in the period in which the change occurs. Our provision for doubtful accounts was $1.5 million, $1.8 million and $0.3 million for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021 (unaudited), respectively.
Property and Equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Upon retirement or sale of property and equipment, we remove the cost of assets disposed of and any related accumulated depreciation from our accounts and credit or charge any resulting gain or loss to operating expense. We expense repairs and maintenance as they are incurred.

Research and Development Costs	Research and development expenses primarily consist of personnel costs and contractor fees related to the development of new software products and enhancements to existing software products. Personnel costs include salaries, bonuses and stock-based compensation and related employer-paid payroll taxes, as well as an allocation of our facilities, depreciation, benefits and IT costs. Research and development costs are charged to operations as incurred.
Internal-Use Software Costs	We capitalize costs related to developing new functionality for our suite of products that are hosted and accessed by our customers on a subscription basis. We also capitalize costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalized costs are recorded as part of other assets, net in our Combined Balance Sheets. Maintenance and training costs are expensed as incurred. Internal-use software costs are amortized on a straight-line basis over its estimated useful life, generally three years, and included in cost of revenue in the Combined Statements of Operations.
Contingencies	We account for claims and contingencies in accordance with authoritative guidance that requires we record an estimated loss from a claim or loss contingency when information available prior to issuance of our Combined Financial Statements indicates a liability has been incurred at the date of our Combined Financial Statements and the amount of the loss can be reasonably estimated. If we determine that it is reasonably possible but not probable that an asset has been impaired or a liability has been incurred, we disclose the amount or range of estimated loss if material or that the loss cannot be reasonably estimated. Accounting for claims and contingencies requires us to use our judgment. We consult with legal counsel on those issues related to litigation and seek input from other experts and advisors with respect to matters in the ordinary course of business.
Revenue Recognition and Deferred Revenue
We generate revenue from fees received for our SaaS solutions as well as subscriptions for our subscription-based term licenses and from the sale of maintenance services associated with our perpetual licenses. We recognize revenue related to contracts from customers when we transfer promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This is determined by following a five-step process which includes (1) identifying the contract with a customer, (2) identifying the performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price and (5) recognizing revenue when or as we satisfy a performance obligation, as described below.
•Identify the contract with a customer. We generally use an electronic or manually signed order form, purchase order, an authorized credit card, or the receipt of a cash payment as evidence of a contract provided that collection is considered probable. We sell our products through our direct inside sales force and through our distributors and resellers. Sales through resellers and distributors are typically evidenced by a reseller or distributor agreement, together with purchase orders or authorized credit cards on a transaction-by-transaction basis. Our distributors and resellers do not carry inventory of our software and we generally require them to specify the end user of the software at the time of the order. Our distributors and resellers have no rights of return or exchange for software that they purchase from us and payment for these purchases is due to us without regard to whether the distributors or resellers collect payment from their customers.
•Identify the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the MSP partner that are separately identifiable from other promises in the contract, or distinct. If not considered distinct, the promised goods or services are combined with other goods or services and accounted for as a combined performance obligation. Determining the distinct performance obligations in a contract requires judgment. Our performance obligations primarily include SaaS solutions, subscription-based term licenses and maintenance support including unspecified upgrades or enhancements to new versions of our software solutions. See additional discussion of our performance obligations below.
•Determine the transaction price. We determine the transaction price based on the contractual consideration and the amount of consideration we expect to receive in exchange for transferring the promised goods or services to the customer. We account for sales incentives to MSP partners, resellers or distributors as a reduction of revenue at the time we recognize the revenue from the related product sale. We report revenue net of any sales tax collected. Our return policy generally does not allow our MSP partners to return software products or services.
•Allocate the transaction price. For contracts that contain multiple performance obligations, we allocate the transaction price of the contract to each distinct performance obligation based on a relative stand-alone selling price basis. Determining stand-alone selling prices for our performance obligations requires judgment and are based on multiple factors primarily including historical selling prices and discounting practices for products and services. We review the stand-alone selling price for our performance obligations periodically and update, if needed, to ensure that the methodology utilized reflects our current pricing practices.
•Recognize revenue when or as we satisfy a performance obligation. Revenue is recognized when or as performance obligations are satisfied either over time or at a point in time by transferring a promised good or service. We consider this transfer to have occurred when risk of loss transfers to the MSP partner, reseller or distributor or the MSP partner has access to their subscription which is generally upon electronic activation of the licenses purchased or access being granted which provides immediate availability of the product to the purchaser. See further discussion below regarding the timing of revenue recognition for each of our performance obligations.
The following summarizes our performance obligations from which we generate revenue:

Performance obligation	When performance obligation is typically satisfied
SaaS solutions	Over the subscription term, once the service is made available to the MSP partner (over time)
Subscription-based term and perpetual licenses	Upon the delivery of the license key or password that provides immediate availability of the product (point in time)
Technical support and unspecified software upgrades	Ratably over the contract period (over time)
Our revenue consists of the following:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Subscription revenue	$292,027	$251,695	$216,750
Other revenue	10,844	11,823	11,544
Total subscription and other revenue	$302,871	$263,518	$228,294

•Subscription Revenue. We primarily derive subscription revenue from the sale of subscriptions to our SaaS solutions and our subscription-based term licenses. Subscription revenue for our SaaS solutions is generally recognized ratably over the subscription term once the service is made available to the MSP partner or when we have the right to invoice for services performed. Our MSP partners do not have the right to take possession of the software for our SaaS solutions. Revenue from the license performance obligation of our subscription-based term licenses is recognized at a point in time upon delivery of the access to the licenses and the revenue from the performance obligation related to the technical support and unspecified software upgrades of our subscription-based term licenses is recognized ratably over the contract period. We generally invoice subscription agreements monthly based on usage or in advance over the subscription period on either a monthly or annual basis.
•Other Revenue. Other revenue consists primarily of revenue from the sale of our maintenance renewal services associated with the historical sales of perpetual license products. Customers with maintenance agreements are entitled to receive technical support and unspecified upgrades or enhancements to new versions of their software products on a when-and-if-available basis for the specified contract period. We believe that our technical support and unspecified upgrades or enhancements performance obligations each have the same pattern of transfer to the customer and are therefore accounted for as a single distinct performance obligation. We recognize maintenance revenue ratably on a daily basis over the contract period.
During the periods ended December 31, 2020, 2019 and 2018, and March 31, 2021 and 2020 (unaudited), respectively, we recognized the following revenue from subscription and other services at a point in time and over time:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Revenue recognized at a point in time	$57,943	$49,510	$—
Revenue recognized over time	244,928	214,008	$228,294
Total revenue recognized	$302,871	$263,518	$228,294
Subsequent to the adoption of ASC 606 on January 1, 2019, we recognize subscription-based term license revenue upon the transfer of the license and the associated maintenance revenue over the contract period under the new standard instead of recognizing both the license and maintenance revenue ratably over the monthly or annual contract period.
Deferred revenue primarily consists of transaction prices allocated to remaining performance obligations from annually billed subscription agreements and maintenance services associated with our historical sales of perpetual license products which are delivered over time. Certain of our maintenance agreements are billed annually in advance for services to be performed over a 12-month period. We initially record the amounts allocated to maintenance performance obligations as deferred revenue and recognize these amounts ratably on a daily basis over the term of the maintenance agreement. Deferred revenue primarily consists of transaction prices allocated to remaining performance obligations from annually billed subscription agreements and maintenance services associated with our historical sales of perpetual license products which are delivered over time. Certain of our maintenance agreements are billed annually in advance for services to be performed over a 12-month period. We initially record the amounts allocated to maintenance performance obligations as deferred revenue and recognize these amounts ratably on a daily basis over the term of the maintenance agreement.
Cost of Revenue	Cost of Revenue. Cost of revenue consists of technical support personnel costs which includes salaries, bonuses and stock-based compensation and related employer-paid payroll taxes for technical support personnel, as well as an allocation of overhead costs. Public cloud infrastructure and hosting fees and royalty fees are also included in cost of revenue.
Advertising	We expense advertising costs as incurred. Advertising expense is included in sales and marketing expenses in our Combined Statements of Operations.
Leases	We lease facilities worldwide and certain equipment under non-cancellable lease agreements. During 2019, we adopted the new lease accounting guidance, FASB Accounting Standard Update No. 2016-02 “Leases,” or ASC 842. Under ASC 842, we evaluate if a contract is or contains a lease at inception of the contract. If we determine that a contract is or contains a lease, we determine the appropriate lease classification and recognize a right-of-use asset and lease liability at the commencement date of the lease based on the present value of fixed lease payments over the lease term reduced by lease incentives. To determine the present value of lease payments, we use an estimated incremental borrowing rate based on the interest rate a similar borrowing on a collateralized basis would incur based on information available on the lease commencement date as none of our leases provide an implicit rate. We generally base this discount rate on the interest rate incurred by our Parent's senior secured debt, adjusted for considerations for the value, term and currency of the lease. Lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise those options.
We recognize right-of-use assets and lease liabilities for leasing arrangements with terms greater than one year. Certain lease contracts include obligations to pay for other services, such as operations and maintenance. We account for lease and non-lease components in a contract as a single lease component for all classes of underlying assets except certain classes of equipment. Right-of-use assets are tested for impairment in the same manner as long-lived assets.
The terms of some of our lease agreements provide for rental payments on a graduated basis. Operating lease costs are recognized on a straight-line basis over the lease term and recorded in the appropriate income statement line item based on the asset or a headcount allocation for office leases. Certain of our office leases require the payment of our proportionate share of common area maintenance or service charges. As we have elected to account for lease and non-lease components as a single lease component for our real estate leases, these costs are included in variable lease costs. In addition, certain of our leases may include variable payments based on measures that include changes in price indices or market interest rates which are included in variable lease costs and expensed as incurred. We had no finance leases as of and for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021, respectively. See Note 7, “Leases,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional information regarding our lease arrangements.
For the year ended December 31, 2018, prior to the adoption of ASC 842, we accounted for leases under the previous lease accounting guidance and recognized rent expense on a straight-line basis over the lease period and accrued rent expense incurred but not paid. Cash or lease incentives, or tenant allowances, received pursuant to certain leases were recognized on a straight-line basis as a reduction to rent over the lease term.
Income Taxes
We use the liability method of accounting for income taxes as set forth in the authoritative guidance for accounting for income taxes. Under this method, we recognize deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the respective carrying amounts and tax basis of our assets and liabilities. Income taxes as presented in the combined financial statements attribute current and deferred income taxes of SolarWinds to the stand-alone financial statements of N-able in a manner that is systematic, rational and consistent with the asset and liability method prescribed by ASC 740. Accordingly, the income tax provision of N-able was prepared following the separate return method. The separate return method applies ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group members were a separate taxpayer and a stand-alone enterprise. The calculation of our income taxes on a separate return basis requires a considerable amount of judgment and use of both estimates and allocations. As a result, actual transactions included in the consolidated financial statements of SolarWinds may not be included in the separate financial statements of N‑able. Similarly, the tax treatment of certain items reflected in the financial statements of N-able may not be reflected in the consolidated financial statements and tax returns of SolarWinds. Therefore, items such as net operating losses, credit carryforwards and valuation allowances may exist in the stand-alone financial statements that may or may not exist in SolarWinds’ consolidated financial statements. As such, the income taxes of N-able as presented in the combined financial statements may not be indicative of the income taxes that N-able will report in the future. Certain operations of N-able have historically been included in a combined return with other SolarWinds entities. Current obligations for taxes in certain jurisdictions, where N-able files a combined tax return with SolarWinds, are deemed settled with SolarWinds for purposes of the combined financial statements. Current obligations for tax in jurisdictions where N-able does not file a combined return with SolarWinds, including certain foreign jurisdictions, are recorded within the income tax receivable or income taxes payable on the Combined Balance Sheets. On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the “Tax Act”) was enacted. As a result, income tax attributable to previously undistributed earnings of N-able international subsidiaries was recognized in 2017. This liability, which SolarWinds elected to pay over time, remains with SolarWinds and is not reflected in the financial statements of N-able.
In the ordinary course of business, there is inherent uncertainty in quantifying our income tax positions. We assess our income tax positions and record tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, the associated interest expense and penalties has been recognized as a component of income tax expense.We establish valuation allowances when necessary to reduce deferred tax assets to the amounts expected to be realized. On a quarterly basis, we evaluate the need for, and the adequacy of, valuation allowances based on the expected realization of our deferred tax assets. The factors used to assess the likelihood of realization include our latest forecast of future taxable income, available tax planning strategies that could be implemented, reversal of taxable temporary differences and carryback potential to realize the net deferred tax assets.
Concentrations of Risk
Financial instruments that potentially subject us to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. Our cash and cash equivalents consisted of cash deposited with banks in demand deposit accounts which may exceed the amount of insurance provided on these deposits. Generally, we may withdraw our cash deposits and redeem our invested cash equivalents upon demand. We strive to maintain our cash deposits with multiple financial institutions of reputable credit and therefore bear minimal credit risk.
We provide credit to distributors, resellers and direct customers in the normal course of business. We generally extend credit to new customers based upon industry reputation and existing customers based upon prior payment history. For the years ended December 31, 2020, 2019 and 2018 no distributor, reseller or direct customer represented a significant concentration of our revenue.
At December 31, 2020 and 2019, no distributor, reseller or direct customer represented a significant concentration of our outstanding accounts receivable balance. We do not believe that our business is substantially dependent on any distributor or that the loss of a distributor relationship would have a material adverse effect on our business.

Recently Adopted Accounting Pronouncements
Goodwill Impairment Testing
On January 1, 2020 we adopted the Financial Accounting Standards Board, or FASB, Accounting Standards Codification ("ASC") No. 2017-04 "Intangibles-Goodwill and Other," or ASC 350, which simplifies the accounting for goodwill impairment. The new guidance removes step two of the two-step quantitative goodwill impairment test, which required a hypothetical purchase price allocation. The standard did not have a material impact on our combined financial statements for the year ended December 31, 2020.
Revenue
On January 1, 2019 we adopted the FASB Accounting Standards Codification, or ASC, No. 2014-09 “Revenue from Contracts with Customers” ("ASC 606"), which replaced all existing revenue guidance under ASC 605 “Revenue Recognition,” including prescriptive industry-specific guidance ("ASC 605"). This standard’s core principle is that an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted ASC 606 using the modified-retrospective method. Results for reporting periods beginning after January 1, 2019 are presented in compliance with the new revenue recognition standard ASC 606. Historical financial results for reporting periods prior to 2019 are presented in conformity with amounts previously disclosed under the prior revenue recognition standard, ASC 605.
The cumulative effect of the changes made to our Combined Balance Sheets as of January 1, 2019 for the adoption of ASC 606 was approximately $0.9 million and was recorded as an adjustment to Parent company net investment as of the adoption date. This adjustment includes a $1.2 million decrease in historical deferred revenue, primarily from arrangements involving subscription-based term licenses that will never be recognized as revenue, offset by a $0.3 million increase in deferred income tax liabilities. The adoption of ASC 606 did not impact our total operating cash flows.
The impact of the adoption of ASC 606 on our Combined Statement of Operations for the year ended December 31, 2019 was immaterial.
Leases
As SolarWinds no longer qualified to be an emerging growth company as of December 31, 2019, we retroactively adopted the FASB ASC No. 2016-02 “Leases” ("ASC 842") as of January 1, 2019 using the optional transition method in which an entity can apply the new standard at the adoption date without adjusting comparative prior periods. Historical financial results for reporting periods prior to 2019 are presented in conformity with amounts previously disclosed under the prior lease accounting standard.
The new lease accounting standard replaces existing lease accounting standards and expands disclosure requirements. The adoption of the new standard resulted in leases currently designated as operating leases being reported on our Combined Balance Sheet at their net present value. We elected the package of practical expedients permitted under the transition guidance within the new standard, which, among other things, allowed us to carry forward our historical lease classification and not reassess whether any expired or existing contracts are or contain leases. Additionally, we elected to not separate lease and non-lease components for certain classes of assets and we excluded all the leases with original terms of one year or less.
As of January 1, 2019, we recorded $10.1 million in operating lease right-of-use assets, $2.3 million in current operating lease liabilities and $11.5 million in non-current operating lease liabilities due to the adoption of ASC 842. The standard did not have a material impact to our Combined Statements of Operations or Combined Statements of Cash Flows. See Note 7, “Leases,” in the Notes to the fiscal year Combined Financial Statements included in this prospectus for additional information.
As of June 30, 2021, there have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on our consolidated financial position, results of operations, or cash flows from those that were disclosed in the Information Statement.
Reclassification of Prior Year Presentation	Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.